Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue
Product revenue	$ 226,106	$ 127,582
License revenue	55,000
Total revenue	281,106	127,582
Cost of revenue	(105,877)	(62,067)
Gross profit	175,229	65,515
Selling, general and administrative expenses	3,714,398	3,551,522
Research and development	1,381,956	684,554
Depreciation and amortization	13,736	10,920
Operating loss	(4,934,861)	(4,181,481)
Other (expense) income:
Grant income	161,430	99,122
Interest expense	(3,129,104)	(994,671)
Change in derivative liability	(171,800)
Total Other (expense) income	(3,139,474)	(895,549)
Net loss	(8,074,335)	(5,077,030)
Net loss attributable to noncontrolling interest	(234,604)	(21,054)
Net loss attributable to common stockholders	$ (7,839,731)	$ (5,055,976)
Loss per share attributable to stockholders – basic and diluted (in dollars per share)	$ (0.09)	$ (0.06)
Weighted average number of common shares outstanding: (in shares)	87,936,783	84,112,356
Foreign translation adjustment	$ (41,127)	$ (40,567)
Comprehensive loss	(8,115,462)	(5,117,597)
Comprehensive loss attributable to noncontrolling interest	(234,604)	(21,054)
Comprehensive loss attributable to stockholders	$ (7,880,858)	$ (5,096,543)